Commitments and Contingencies Narrative (Detail) (USD $)	12 Months Ended							1 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Hormone Replacement Therapy [Member]	Aug. 31, 2004 Pending or Threatened Litigation [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] American Optical Corp subsidiary of Warner-Lambert [Member] Claim	Dec. 31, 2011 Pending or Threatened Litigation [Member] Pfizer - Neurontin Product [Member]	Jan. 31, 2011 Pending or Threatened Litigation [Member] Pfizer - Neurontin Product [Member]	Nov. 30, 2010 Pending or Threatened Litigation [Member] Pfizer - Neurontin Product [Member]	Dec. 31, 2008 Pending or Threatened Litigation [Member] Pharmacia - Average Wholesale Price Litigation [Member] Defendant	Jul. 31, 2009 Pending or Threatened Litigation [Member] IREF -Trade Secrets Action [Member]	Dec. 31, 2008 Pending or Threatened Litigation [Member] IREF -Trade Secrets Action [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Hormone Replacement Therapy [Member] Claim	Dec. 31, 2005 Pending or Threatened Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Mar. 31, 2005 Pending or Threatened Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Sep. 26, 2004 Pending or Threatened Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member] Court settlement rejection and Pfizer motion to appeal [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2010 Pending or Threatened Litigation [Member] Court settlement rejection and Pfizer motion to appeal [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Mar. 31, 2011 Pending or Threatened Litigation [Member] March 2011 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member] Claimant	Dec. 31, 2011 Pending or Threatened Litigation [Member] March 2011 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]
Loss Contingencies [Line Items]
Product litigation charge, pre-tax	$ 790,000,000	[1]	$ 1,737,000,000	[1]	$ 234,000,000	[1]													$ 369,000,000		$ 1,300,000,000
Product litigation charge, after-tax																			229,000,000		800,000,000
Notice of appeal and related motion																				October 2010
The minimum percentage of votes needed from claimants to approve the proposed bankruptcy reorganization plan																		75.00%
Number of defendants													11
Percentage of claimants that agreed to 2004 proposed settlement																		80.00%
Gross settlement amount offered													125,000,000					430,000,000
Claims payment amount for qualified claimants, first or only payment																	215,000,000						500,000,000
Number of Ad Hoc Committee claimants agreeing to the company's proposed settlement offer																						40,000
Claims payment amount for qualified claimants, second payment																							300,000,000
Claims installment, payment terms																							Following the earlier of the effective date of a revised plan of reorganization and April 6, 2013
Agreed-upon payment amount of plaintiff's legal fees and expenses																							19,000,000
Agreed upon amount of assets (cash and non-cash) to be contributed to a special purpose trust created to pay claimants, if Quigley's proposed reorganization plan is approved by the court																							550,000,000
Insurance settlement, gross recovery								405,000,000
Insurance settlement collection period								10 years
Number of claims seeking damages									67,700							10,000
Litigation settlement expense							336,000,000
Cumulative product liability charges in prior years							300,000,000
Estimated minimum cost to resolve outstanding actions							359,000,000
Cumulative percentage of actions settled							52.00%
Damages awarded by the court											47,400,000	65,400,000			38,700,000
Treble damages amount awarded, under appeal											142,100,000
Actions being taken by Pfizer										In August 2011, Pfizer appealed the District Court's judgment to the US Court of Appeals				The court granted Pfizer's motion for a new trial and vacated the jury verdict
Enforceable and legally binding purchase agreement	$ 3,800,000,000

[1]	In 2011, primarily relates to charges for hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc.